Plant and equipment (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of plant and equipment

For the year ended October 31,						2022
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the year	$15.6	$6.4	$0.2	$0.2	$6.2	$28.6
Additions	119.5	0.2	1.6	0.1	3.6	125.0
Transfers	(27.7)	27.7	—	—	—	—
Balance, end of the year	107.4	34.3	1.8	0.3	9.8	153.6

Accumulated depreciation
Balance, beginning of the year	—	(1.6)	—	(0.1)	(0.5)	(2.2)
Depreciation	—	(2.7)	(0.2)	—	(0.8)	(3.7)
Balance, end of the year	—	(4.3)	(0.2)	(0.1)	(1.3)	(5.9)
Net book value	$107.4	$30.0	$1.6	$0.2	$8.5	$147.7

For the year ended October 31,						2021
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the year	$1.9	$2.6	$—	$0.2	$1.6	$6.3
Additions	17.5	—	0.2	—	4.6	22.3
Transfers	(3.8)	3.8	—	—	—	—
Balance, end of the year	15.6	6.4	0.2	0.2	6.2	28.6

Accumulated depreciation
Balance, beginning of the year	—	(0.5)	—	—	(0.1)	(0.6)
Depreciation	—	(1.1)	—	(0.1)	(0.4)	(1.6)
Balance, end of the year	—	(1.6)	—	(0.1)	(0.5)	(2.2)
Net book value	$15.6	$4.8	$0.2	$0.1	$5.7	$26.4